Interest and finance costs (Tables)	12 Months Ended
Dec. 31, 2014
Interest and Finance Costs [Abstract]
Schedule Of Interest And Finance Costs [Table Text Block]
	2014	2013	2012
Interest expense	$7,815	$7,600	$7,021
Amortization of financing costs	519	473	379
Commitment fees and other costs	93	67	218
Total	$8,427	$8,140	$7,618